Employee Benefit Plan, Contribution (Tables)	12 Months Ended
Dec. 31, 2025 USD ($)
NCE EIP
EBP, Contribution [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	8.00%
EBP, Employer Contribution, Matching Percentage	50.00%
Participant Contribution Automatic Annual Increase Deferral Rate Maximum	0.10
Participant Contribution Automatic Annual Increase Deferral Rate	0.01
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Catch Up Contributions	$ 7,500
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
Participant Contribution Maximum Contribution To Eligible Compensation Percentage	0.30
NCE ESSOP
EBP, Contribution [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage, tier 2	4.00%
EBP, Employer Contribution, Matching Percentage tier 2	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Catch Up Contributions	$ 7,500
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
Participant Contribution Maximum Contribution To Eligible Compensation Percentage	0.20